Note 13 - Income Taxes - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowances for loan and real estate losses	$ 4,186	$ 4,169
Deferred compensation costs	262	235
Deferred ESOP loan asset	704	710
Nonaccruing loan interest	313	361
Federal net operating loss carryforward	0	1,805
State net operating loss carryforward	1,366	2,255
Alternative minimum tax credit carryforward	118	500
Capitalized other real estate owned expenses	56	530
Net unrealized loss on securities available for sale	542	142
Other	91	155
Total gross deferred tax assets	7,638	10,862
Deferred tax liabilities:
Deferred loan fees	100	247
Premises and equipment basis difference	126	139
Originated mortgage servicing rights	636	594
Federal tax liability on state net operating loss carryforwards	676	779
Core deposit intangible	74	105
Other	79	325
Total gross deferred tax liabilities	1,691	2,189
Net deferred tax assets	$ 5,947	$ 8,673